Note Payable - Related Party (Details Narrative) (USD $)	3 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Note Payable - Related Party Details Narrative
Note bears interest rate	6.00%		6.00%		6.00%
Accrued interest on notes	$ 5,142		$ 4,021	$ 764
Note Payable Related Party	76,404		68,926	33,133
Interest expense related party	$ 1,121	$ 408